Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Environmental rehabilitation costs at beginning of the year	$ 381.5	$ 370.3
Silicosis settlement costs	13.1	18.3
Other	2.6	3.1
Total provisions	446.6	402.9
Changes in estimates	76.9	(5.1)
Interest expense	8.6	10.7	$ 11.7
Payments	(23.7)	(12.9)
Translation adjustment	(12.4)	18.5
Environmental rehabilitation costs at end of the year	430.9	381.5	$ 370.3
Current portion of provisions	(12.6)	(23.6)
Non-current portion of provisions	434.0	379.3
Current portion of environmental rehabilitation costs	(12.0)	(19.6)
Non-current portion of environmental rehabilitation costs	418.9	361.9
Total gross closure cost estimates	510.5	466.6
South Africa
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	41.1	43.9
Ghana
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	98.9	104.4
Australia
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	214.4	218.8
Peru
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	126.4	97.4
Chile
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	$ 29.7	$ 2.1